UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management, LLC
Address:           100 W Lawrence St STE 306
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing




/s/ Mark C. Scheffler        Appleton WI          11/5/12
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465                         N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     1,199,176

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------




                                                                                       INVEST
                                                                                       -------
                                      TITLE                         SHRS                MENT
                                      -----  ---------  ---------  -------  ---  ----  -------
                                       OF                 VALUE    OR PRN   SH/  PUT/  DISCRE-  OTHER
                                      -----  ---------  ---------  -------  ---  ----  -------  -----
NAME OF ISSUER                        CLASS    CUSIP    (X$1,000)    AMT    PRN  CALL   TION     MGR    SOLE    SHARED  NONE
------------------------------------  -----  ---------  ---------  -------  ---  ----  -------  -----  -------  ------  ----
------------------------------------

iShares Russell 1000 Value (IWD)             464287598    15,111   209,349  SH         SLE          0  209,349
iShares DJ US Real Estate (IYR)              464287739    14,616   227,023  SH         SLE          0  227,023
Powershares QQQ Trust Series 1 (QQQ)         73935A104    15,297   223,085  SH         SLE          0  223,085
SPDR S&P 500 (SPY)                           78462F103     3,748    26,031  SH         SLE          0   26,031
SPDR Barclays Capital High Yield
Bond (JNK)                                   78464A417     7,181   178,586  SH         SLE          0  178,586
Vanguard MSCI Emerging Markets (VWO)         922042858    13,980   335,102  SH         SLE          0  335,102